Equity - Ordinary Shares (Details) shares in Thousands, $ in Thousands	Apr. 03, 2022	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Ordinary shares		$ 15	$ 14
Share subdivision ratio	1.1425
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares		229,781	229,781
Authorized capital		$ 23	$ 23
Number of shares issued and fully paid (in shares) | shares		126,100	118,309
Ordinary shares		$ 15	$ 14